LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Schedule of Undrawn Borrowing Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	$ 323.6	$ 342.5	$ 92.6
Syndicated Facilities 2023
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	100.0	100.0	0.0
Syndicated Facilities 2020 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	0.0	92.6
Syndicated Facilities 2024 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	149.5	0.0	0.0
HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	24.9	0.0
DSF Facility 2⁵⁾
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	52.6	0.0
Syndicated Bridge to Bond Facility
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	0.0	165.0	0.0
HCOB Facility 2024
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities	$ 74.1	$ 0.0	$ 0.0